Investments in associates and joint ventures - Summary of investments in associates and joint ventures (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2022
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value	€ 1,477	€ 1,587
Total assets	1,026,232	949,250
Total liabilities	€ 969,909	€ 896,448
TMB Public Company Limited [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Interest held	23.00%	23.00%
Fair value of listed investment	€ 743	€ 866
Balance sheet value	1,096	1,208	€ 1,249
Total assets	48,680	46,478
Total liabilities	42,879	40,957
Total income	429	1,286
Total expenses	321	1,038
Other investments in associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value	€ 381	€ 379